Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value On Recurring Basis by Level Within Fair Value Hierarchy

The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

		December 31, 2020
	Valuation Hierarchy	Amortized Costs	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Aggregate Fair Value
Assets:
Cash equivalents:
Money market funds	Level 1	$56,056	$—	$—	$56,056
Short-term investments:
U.S. Treasury securities	Level 1	14,999	1	—	15,000
Corporate debt	Level 2	4,898	—	—	4,898
Total assets		$75,953	$1	$—	$75,954

		December 31, 2019
	Valuation Hierarchy	Amortized Costs	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Aggregate Fair Value
Assets:
Cash equivalents:
Money market funds	Level 1	$29,761	$—	$—	$29,761
Commercial paper	Level 2	2,299	—	—	2,299
Short-term investments:
Commercial paper	Level 2	10,972	—	—	10,972
Corporate debt	Level 2	17,357	19	—	17,376
Asset-backed securities	Level 2	4,801	3	—	4,804
Total assets		$65,190	$22	$—	$65,212
Liabilities:
Redeemable convertible preferred stock warrant liability	Level 3	$4,285	$—	$—	$4,285
Total liabilities		$4,285	$—	$—	$4,285

Schedule of Fair Value of Warrants

The fair value of the warrants, prior to the IPO, was determined using the Black-Scholes option pricing model and the following assumptions:

	Years Ended December 31,
	2020	2019	2018
Fair value of shares of redeemable convertible preferred stock	$1.39 – $27.00	$1.36 – $2.40	$2.05 – $3.25
Expected term (in years)	3.24 – 7.25	3.74 – 7.50	4.74 – 8.50
Expected volatility	53.7% – 57.2%	48.1% – 50.0%	48.8% – 50.1%
Risk-free interest rate	0.18% – 1.83%	1.76% – 1.83%	2.51% – 2.59%
Dividend yield	0%	0%	0%

Schedule of Change in Fair Value of Redeemable Convertible Preferred Stock Warrant Liability

The change in fair value of the redeemable convertible preferred stock warrant liability was as follows (in thousands):

	Years Ended December 31,
	2020	2019	2018
Beginning balance	$4,285	$8,085	$7,823
Change in fair value	93	(3,800)	262
Conversion of Series A redeemable convertible preferred stock warrants to common stock warrants upon the closing of the IPO	(1,252)	—	—
Reclassified to additional paid-in capital	(3,126)	—	—
Ending balance	$—	$4,285	$8,085